Shareholder Report, Holdings (Details)	May 31, 2026
C000001397 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000001397 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001397 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001397 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000001397 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001397 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001397 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001397 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000001397 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000001397 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000001397 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000001397 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000001397 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000001397 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001397 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001397 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001397 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001397 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001397 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000001397 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000001397 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001397 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001397 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001397 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000174004 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000174004 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174004 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174004 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174004 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000174004 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000174004 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000174004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000174004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174004 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000174004 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000174004 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174004 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174004 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000174004 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000174004 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000174004 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000174004 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000174004 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000174004 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174004 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000872 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000872 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000872 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000872 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000872 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000872 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000872 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000872 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000872 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000000872 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000872 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000000872 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000872 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000000872 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000872 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000872 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000872 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000872 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000872 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000872 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000872 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000872 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000872 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000872 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000870 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000870 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000870 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000870 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000870 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000870 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000870 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000870 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000870 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000000870 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000870 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000000870 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000870 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000000870 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000870 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000870 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000870 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000870 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000870 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000870 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000870 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000870 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000870 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000870 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000869 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000869 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000869 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000869 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000869 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000869 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000869 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000869 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000869 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000000869 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000869 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000000869 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000869 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000000869 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000869 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000869 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000869 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000869 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000869 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000869 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000869 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000869 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000869 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000869 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000867 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000867 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000867 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000867 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000867 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000867 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000867 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000867 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000867 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000000867 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000867 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000000867 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000867 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000000867 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000867 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000867 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000867 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000867 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000867 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000867 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000867 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000867 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000867 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000867 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%